Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 110,855,356	$ 129,549,519
Government Bonds collected	0	(15,788,696)
Accrued interests	7,534,938	7,094,180
Interests received from bonds	(7,455,715)	(7,126,559)
Impact of the valuation of bonds in UDIs	491,975	459,149
Amortized cost	(1,250,358)	(3,336,781)
Reversal (Impairment) of bonds	3,321	4,544
Balance at the end of the year	$ 110,179,517	$ 110,855,356